Tangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Tangible assets
Schedule of changes in Tangible assets in the consolidated balance sheet

Tangible Assets

Cost:
Balances at January 1, 2020	19,829
Additions	3,429
Disposals	(171)
Balances at December 31, 2020	23,087
Additions	2,450
Disposals	(187)
Balances at December 31, 2021	25,350

Accumulated depreciation:
Balances at January 1, 2020	(9,287)
Additions	(1,766)
Disposals	172
Balances at December 31, 2020	(10,881)
Additions	(2,032)
Disposals	183
Balances at December 31, 2021	(12,730)

Balances at December 31, 2020	12,206
Balances at December 31, 2021	12,620

Detail by asset class of Tangible assets for own use in the consolidated balance sheet

		Accumulated
	Cost	Depreciation	Carrying Amount

Buildings	13,125	(6,631)	6,494
IT equipment and fixtures	6,059	(2,594)	3,465
Furniture and vehicles	3,217	(1,656)	1,561
Other fixtures	686	—	686
Balances at December 31, 2020	23,087	(10,881)	12,206

Buildings	14,640	(7,522)	7,118
IT equipment and fixtures	6,922	(3,355)	3,567
Furniture and vehicles	3,226	(1,853)	1,373
Other fixtures	562	—	562
Balances at December 31, 2021	25,350	(12,730)	12,620